Barclays 10D prepared by Black and Callow

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2018 to September 30, 2018

Commission File Number of issuing entity:  333-205943
Central Index Key Number of issuing entity: 0001552111

BARCLAYS DRYROCK ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-205943-01
Central Index Key Number of depositor: 0001551964

BARCLAYS DRYROCK FUNDING LLC

(Exact name of depositor as specified in its charter)

Commission File Number of sponsor:  333-205943-02
Central Index Key Number of sponsor: 0001551423

BARCLAYS BANK DELAWARE

(Exact name of sponsor as specified in its charter)

Yasser Rezvi, Phone: (212) 526-5847
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association	19890
Rodney Square North	(Zip Code)
1100 North Market Street
Wilmington, DE
(Address of principal executive offices of issuing entity)

(302) 651-1000
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates as set forth in the distribution reports attached hereto as Exhibit 99 is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulations AB is contained in the distribution reports attached hereto as Exhibit 99.

With respect to the information required by Item 1121(c) of Regulation AB, Barclays Dryrock Funding LLC (CIK # 0001551964) has no repurchase activity to report for the period from September 1, 2018 to September 30, 2018 for the Barclays Dryrock Issuance Trust. Barclays Dryrock Funding LLC’s most recent Form ABS-15G was filed on February 12, 2018.

With respect to the information required by Item 1121(d) and Item 1121(e) of Regulation AB, Barclays Dryrock Funding LLC has no activity to report for the period from September 1, 2018 to September 30, 2018.

PART II – OTHER INFORMATION

ITEM 3 – Sales of Securities and Use of Proceeds

Issuance and Sale of Series 2018-1 Notes.

On September 21, 2018, Barclays Dryrock Issuance Trust (the “Trust”) issued $650,000,000 of Series 2018-1 Class A Asset Backed Notes (the “Series 2018-1 Class A Notes”) and $172,785,000 of Series 2018-1 Class B Asset Backed Notes (the “Series 2018-1 Class B Notes” and, together with the Series 2018-1 Class A Notes, the “Series 2018-1 Notes”), as described in a Prospectus dated September 14, 2018. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2018-1 Notes is incorporated by reference to the Trust’s Current Report on Form 8-K filed on September 26, 2018.

Issuance and Unregistered Sale of Series 2018-VFN1 Notes.

On September 24, 2018, the Trust issued Series 2018-VFN1 Class A Asset Backed Notes (the “Series 2018-VFN1 Class A Notes”) and Series 2018-VFN1 Class B Asset Backed Notes (the “Series 2018-VFN1 Class B Notes” and, together with the Series 2018-VFN1 Class A Notes, the “Series 2018-VFN1 Notes”) in reliance upon the exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”). The initial principal amount of the Series 2018-VFN1 Notes was $0, which amount may be increased from time to time, up to a maximum principal amount of $632,912,000. The Series 2018-VFN1 Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The Series 2018-VFN1 Notes have an expected maturity date of April 15, 2021, which may be extended from time to time.

Issuance and Unregistered Sale of Series 2018-VFN2 Notes.

On September 24, 2018, the Trust issued Series 2018-VFN2 Class A Asset Backed Notes (the “Series 2018-VFN2 Class A Notes”) and Series 2018-VFN2 Class B Asset Backed Notes (the “Series 2018-VFN2 Class B Notes” and, together with the Series 2018-VFN2 Class A Notes, the “Series 2018-VFN2 Notes”) in reliance upon the exemption from registration under the Securities Act. The initial principal amount of the Series 2018-VFN2 Notes was $0, which amount may be increased from time to time, up to a maximum principal amount of $1,898,735,000. The Series 2018-VFN2 Notes will be sold at par value for cash, with no applicable underwriting discounts or commissions. The Series 2018-VFN2 Notes have an expected maturity date of April 15, 2021, which may be extended from time to time.

ITEM 10 – Exhibits

Exhibit 99 Monthly Servicers’ Certificate and Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  October 16, 2018

BARCLAYS DRYROCK FUNDING LLC (Depositor) By: /s/ Yasser Rezvi
Name: Yasser Rezvi Title: President and Treasurer